Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders' Equity [Abstract]
Shareholders’ Equity
24.	Shareholders’ Equity

Series A-2 Convertible Preferred Share

0.2 Series A-2 Convertible Preferred Share was issued to THRI for US$99.99 (equivalent to RMB713). The difference between par value US$0.0000469793497033866 and issue value was recorded in additional paid-in capital.

The key term of the Series A-2 Convertible Preferred Share are as follows:

Conversion Rights

Each holder of Series A-2 Convertible Preferred Shares shall have the right, upon the delivery of a written notice to the Company, to convert any Series A-2 Convertible Preferred Share held by it into that number of fully paid and nonassessable Ordinary Shares based on the Ordinary Share Conversion Rate equal 24.202.

Each Series A-2 Convertible Preferred Share outstanding shall be automatically converted into that number of fully paid and nonassessable Ordinary Shares based on the Ordinary Share Conversion Rate at the time in effect upon the occurrence of the event of:

i) fourth anniversary of the first issuance of Series A-2 Convertible Preferred Shares;

ii) upon consummation of any transaction whereby any person or group of ppersons, other than a group consisting solely of Cartesian or Affiliates of Cartesian, acquires in exchange for cash more than 50% of the Total Voting Power;

iii) immediately upon a holder of Series A-2 Convertible Preferred Shares ceasing to be an Investor.

Dividend Rights

The Company shall not declare, pay or set aside any dividends on the Ordinary Shares (other than dividends on the Ordinary Shares payable solely in Ordinary Shares) unless the holders of the Series A-2 Convertible Preferred Shares simultaneously receive a dividend on each outstanding Series A-2 Convertible Preferred Share in an amount equal to that dividend per Series A-2 Convertible Preferred Share as would equal the product of the dividend payable on each Ordinary Share and the number of Ordinary Shares then issuable upon conversion of one Series A-2 Convertible Preferred Share, in each case calculated on the record date for determination of holders entitled to receive such dividend.

Liquidation Rights

Upon any situation as follows (“Liquidation Event”):

(i) any voluntary or involuntary liquidation, dissolution or winding up of the Company

(ii) the consummation of a merger or consolidation in which the shareholders of the Company prior to such transaction own less than a majority of the voting securities of the entity surviving such transaction; or

(iii) the sale, distribution or other disposition of all or substantially all of the Company’s assets

The assets of the Company legally available for distribution to its shareholders shall be distributed among the holders of the Series A-2 Convertible Preferred Shares and the holders of ordinary shares pro rata, based on the number of shares held by each such holder, treating for this purpose all such securities as if they had been converted, immediately prior to such Liquidation Event, to Ordinary Shares.

Redemption Rights

No redemption rights.

The Company determined the Series A-2 convertible preferred shares should be classified as permanent equity as there were no redemption or liquidation feature and such shares were not mandatorily or contingently redeemable.

Class A-1 Special Voting Share

On Transaction date, the Company issued 0.2 Class A Special Voting Share to RBI and its subsidiaries in a par value US$0.0000469793497033866 and nil proceeds. Under the Class A-1 Special Voting Share, the holder was entitled to attend all shareholder meetings of the Company holders and to cast and exercise that number of votes equal to the number of votes which may be cast in respect of the Series A-2 Convertible Preferred Shares by the Noteholders upon the exchange of all Series A Convertible Notes outstanding from time to time (other than the Series A Convertible Notes held by the Company and its subsidiaries) in the manner set forth in the Series A Convertible Notes.

Conversion Rights

No conversion rights.

Dividend Rights

No dividend shall be payable to the holder of the Class A-1 Special Voting Share.

Liquidation Rights

The Class A-1 Special Voting Share shall have no rights to participate in any liquidation, winding-up and dissolution of the Company.

Redemption Rights

No redemption rights.

The Company determined the Class A-1 Special Voting Share should be classified as permanent equity.

Ordinary shares

On May 28, 2018, the Company issued 2,000 ordinary shares to THRI as consideration to acquire the entire issued capital shares of THHK.

On June 12, 2018, the Company issued 18,000 ordinary shares to Pangaea Two Acquisition Holdings XXIIB, Ltd. for a total cash consideration of US$90,000,000, which are to be settled in three equal installments in June 2018, 2019 and 2020, respectively. As of December 31, 2020, all the three installments in the amount of US$30,000,000 (equivalent to RMB192,363,000) each, have been received. Issuance cost incurred in connection with the third installment in the amount of RMB1,719,802 was charged against additional paid-in capital.

On October 26, 2020, the Company issued 500 and 100 ordinary shares to L&L Tomorrow Holdings Limited (an entity controlled by Mr. Lu Yongchen) and Lord Winterfell Limited (an entity controlled by Chief Marketing Officer, Ms. He Bin), respectively. The cash consideration amounted to US$1,500,000 (equivalent to RMB10,089,000) was fully paid up.

On February 26, 2021, the Company issued 3,003 ordinary shares to Pangaea Two Acquisition Holdings XXIIB, Ltd. at a cash consideration of US$45,000,000 (equivalent to RMB291,393,000). On March 1, 2021, the cash consideration has been fully paid up.

On August 11, 2021, the Board of Directors approved issuance of 36 ordinary shares of the Company to L&L Tomorrow Holdings Limited at a price per share of US$5,000 in lieu of cash bonus to Chief Executive Office, Mr. Lu Yongchen. On August 12, 2021, these shares were issued.

On June 7, 2022, the Board of Directors approved issuance of 164 pre-split ordinary shares (equivalent to 34,909 ordinary shares) of the Company to L&L Tomorrow Holdings Limited in lieu of cash bonus of US$164,000 (equivalent to RMB1,355,772) due to the Chief Executive Officer, Mr. Lu Yongchen. On June 24, 2022, these shares were issued. The total fair value of such shares was US$1,487,237, resulting in share-based compensation expense of US$1,323,237 (equivalent to RMB8,608,713) recognized for the year ended December 31, 2022 as general and administrative expenses.

On September 27, 2022, the Company issued 7,745 pre-split ordinary shares (equivalent to 1,648,597 ordinary Shares) to THC Hope IB Limited for nil consideration which were related to outstanding share options that have been granted as of June 30, 2022. THC Hope IB Limited is a trust established to hold securities on behalf of certain employees and members of management. These shares are considered as treasury shares because THC Hope IB Limited is a consolidated subsidiary of the Company.

On September 28, 2022, the Company issued 1,138,727 ordinary shares and 17,250,000 Public Warrants and 4,450,000 Sponsor Warrants to acquire US$3,408,651 (equivalent to RMB24,237,896) of cash of the SPAC and assumed US$8,700,000 (equivalent to RMB61,863,090) of warrant liabilities of the SPAC.

On September 28, 2022, the Company issued 1,010,000 ordinary shares and 1,200,000 PIPE Warrants in connection with the PIPE Transaction. The Company received gross proceeds of US$44,500,100 (equivalent to RMB316,426,861) and recognized US$500,000 (equivalent to RMB3,555,349) of warrant liabilities related to the PIPE Transaction.

US$12,069,689 (equivalent to RMB85,728,299) offering cost related to the Merger Transaction and PIPE Transaction incurred and charged against additional paid-in upon the consummation of Merger Transactions, of which US$580,000 (equivalent to RMB4,03,468) is liability-settled share-based payment (in exchange of services provided.

On September 28, 2022, the Company issued 1,000,000 ordinary shares to the ESA Investors and the Company received the subscription price of US$50,000,000 (equivalent to RMB355,535,000) in the collateral account. The Company recognized ESA derivative liabilities of US$12,400,000 (equivalent to RMB88,172,680).

On November 9, 2022, the Company issued 165,289 ordinary shares to Cantor as consideration (equivalent to RMB21,656,700) for its irrevocable commitment to purchase the ordinary shares of the Company.

On March 15, 2023, Pangaea Two Acquisition Holdings XXIIA, Ltd. (the parent company of the Company) irrevocably surrendered to the Company for nil consideration 60,000 ordinary shares of the Company. These 60,000 ordinary shares have been transferred to treasury shares and will be retained for future incentive grants to certain employees of the Company. Since these shares were repurchased by the Company for purposes other than retirement with no consideration paid, nil amount was recognized in the treasury shares balance in the consolidated balance sheet as of December 31, 2023.

On May 12, 2023, the Company offered to the holders of outstanding Public and Private warrants (“warrant holders”) for a warrant modification to issue 0.048 ordinary shares in exchange for each of the outstanding warrants tendered by the holder and exchanged pursuant to the offer (the “Offer”). Concurrently with the Offer, the Company also solicited consents from holders of the warrants to modify the Warrant Agreement, which modification will govern all of the warrants, to permit the Company to require that each warrant that is outstanding upon the closing of the Offer be exchanged for 0.0432 of an ordinary share, which is a ratio 10% less than the exchange ratio applicable to the Offer. (the “Warrant modification”). Pursuant to the exchange, the Company issued an aggregate of 1,083,949 ordinary shares in June 2023 in exchange for all of its outstanding warrants, increasing the balances of ordinary shares and Additional Paid in Capital in the amount of RMB365 and RMB105,931,016, respectively.

On October 16, 2023, the Company issued 30,005 ordinary shares to L&L Tomorrow Holdings Limited as a bonus approved in 2023 to the Chief Executive Officer, Mr. Lu Yongchen. The total fair value of such shares was US$268,542, resulting in share-based compensation expense of US$268,542 (equivalent to RMB1,928,084) recognized for the year ended December 31, 2023 as general and administrative expenses.

In 2023, the Company reissued 114,650 treasury shares after in connection with exercise of share option units or restricted share units by employee and directors. The difference between the exercise price and par value was recorded in Additional paid in capital in the amount of RMB1,412,126.

In 2024, the Company reissued 360,896 treasury shares in connection with exercise of share option units or restricted share units by employee and directors. The difference between the exercise price and par value was recorded in additional paid in capital in the amount of RMB8,383,181.

The holders of ordinary shares are entitled to receive dividends as declared from time to time, and are entitled to one vote per share at meetings of the Company.